Shareholder Report, Holdings (Details) - Roundhill Generative AI & Technology ETF	Oct. 31, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%